Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accrued liabilities and other payables
	December 31,	December 31,
	2021	2020
Accrued professional service fees	$105,186	$94,041
Accrued technical service fees	188,215	-
Others	78 ,767	758
	$372,168	$94,799